Trade Accounts Receivable	6 Months Ended
Jul. 31, 2023
Trade Accounts Receivable
Trade Accounts Receivable

Note 5 – Trade Accounts Receivable

	July 31,	January 31,
	2023	2023
Trade accounts receivable	57,459	46,718
Less: Provision for credit losses	(1,223)	(1,545)
	56,236	45,173

Included in accounts receivable are unbilled receivables in the amount of $2.6 million as at July 31, 2023 ($0.3 million as at January 31, 2023). No single customer accounted for more than 10% of the accounts receivable balance as of July 31, 2023 and January 31, 2023.

The following table presents the changes in the provision for credit losses as follows:

Provision
for Credit
Losses
Balance at January 31, 2023	1,545
Current period provision for expected losses	593
Write-offs charged against the provision	(921)
Effect of movements in foreign exchange	6
Balance at July 31, 2023	1,223